Compensation and benefits	6 Months Ended
Jun. 30, 2019
Compensation and benefits
10 Compensation and benefits
in	2Q19	1Q19	2Q18	6M19	6M18
Compensation and benefits (CHF million)
Salaries and variable compensation	2,161	2,170	2,148	4,331	4,337
Social security	187	159	200	346	360
Other [1]	197	189	199	386	388
Compensation and benefits	2,545	2,518	2,547	5,063	5,085
1
Includes pension-related expenses of CHF 112 million, CHF 108 million, CHF 108 million, CHF 220 million and CHF 215 million in 2Q19, 1Q19, 2Q18, 6M19 and 6M18, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution pension plans.

Bank
Compensation and benefits
10 Compensation and benefits
in	6M19		6M18
Compensation and benefits (CHF million)
Salaries and variable compensation	3,900		3,943
Social security	301		315
Other	408	[1]	443
Compensation and benefits	4,609		4,701
1
Includes pension-related expenses of CHF 256 million and CHF 278 million in 6M19 and 6M18, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution pension plans.